SUPPLEMENT TO THE CLASS A AND CLASS C  PROSPECTUS
OF ALLSPRING INTERNATIONAL AND GLOBAL EQUITY FUNDS
For the Allspring Emerging Markets Equity Fund
Allspring Special Global Small Cap Fund
Allspring Special International Small Cap Fund
(each a “Fund”, and together the “Funds”)
Effective immediately, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:
Emerging Markets Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	1.01%	1.01%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.52%	0.52%
Acquired Fund Fees and Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	1.53%	2.28%
Fee Waivers	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.43%	2.18%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through February 28, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.43% for Class A and 2.18% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$712	$321	$221
3 Years	$1,012	$693	$693
5 Years	$1,343	$1,201	$1,201
10 Years	$2,277	$2,599	$2,599
Special Global Small Cap Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.95%	0.95%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.56%	0.56%
Acquired Fund Fees and Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	1.51%	2.26%
Fee Waivers	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.47%	2.22%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through February 28, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.47% for Class A and 2.22% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$716	$325	$225
3 Years	$1,017	$698	$698
5 Years	$1,344	$1,203	$1,203
10 Years	$2,266	$2,589	$2,589
Special International Small Cap Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.95%	0.95%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.64%	0.64%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.60%	2.35%
Fee Waivers	(0.22)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.38%	2.13%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through February 28, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.37% for Class A and 2.12% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$707	$316	$216
3 Years	$1,009	$690	$690
5 Years	$1,356	$1,214	$1,214
10 Years	$2,330	$2,651	$2,651

June 30, 2023	SUP0663 06-23